Financial Instruments (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents and restricted cash	$ 67,760	$ 74,870	$ 120,676	$ 197,519
Credit risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents and restricted cash	68,041
Derivative assets	209
Receivables	14,018
Amounts recognized in the consolidated statement of financial position	82,268
Guarantees (see Note 26)	0
Maximum credit risk exposure	$ 82,268